SCHEDULE OF FAIR VALUE OF THE ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2022	Jul. 13, 2022
Restructuring Cost and Reserve [Line Items]
Goodwill recorded	$ 0
AdFlare Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Consideration or purchase price			$ 1,500,000
Total net assets of AdFlare
Goodwill recorded		$ 1,500,000	$ 1,500,000